Operating expenses and other operating income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Government grant income and R&D tax credits	€ 160	€ 160	€ 133